FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  December 31,2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      January 23,2008


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                                                   Cheswick Wright Wealth Management
                                                             FORM 13F
                                                           December 31, 2007

                                                   Form 13F Information Table                     Voting Authority
                               Title               --------------------------                    --------------------
                               of                   Value     Shares/   Sh/  Put/  Invstmt Other
Name Of Issuer                 Class  CUSIP        (x$1000)   Prn Amt   Prn  Call  Dscret  Mgrs  Sole   Shared  None
-------------------------      ----- ------        --------  --------  ----- ---- -------- ----- -----  ------ ------


COMMON STOCK
------------
3M Co.                         COM    88579y101       1,388    16,460    SH          SOLE         3,060    0    13,400
AT&T Inc                       COM    00206r102       1,541    37,070    SH          SOLE        35,546    0     1,524
Abbott Laboratories            COM    002824100       1,709    30,434    SH          SOLE             0    0    30,434
Adobe Systems                  COM    00724f101       1,103    25,820    SH          SOLE             0    0    25,820
Air Products & Chemicals       COM    009158106         319     3,235    SH          SOLE         3,110    0       125
Akamai Technologies            COM    00971t101         271     7,830    SH          SOLE             0    0     7,830
Alcoa Inc                      COM    013817101         218     5,955    SH          SOLE         5,775    0       180
Allergen Inc.                  COM    018490102       1,764    27,460    SH          SOLE             0    0    27,460
Altria Group Inc               COM    02209s103         570     7,545    SH          SOLE         2,945    0     4,600
American Express Co.           COM    025816109       2,439    46,882    SH          SOLE         9,630    0    37,252
Amer Intl Group Inc            COM    026874107       5,480    93,985    SH          SOLE         6,175    0    87,810
Ameriprise                     COM    03076c106         369     6,694    SH          SOLE             0    0     6,694
Amgen Inc.                     COM    031162100       1,574    33,885    SH          SOLE             0    0    33,885
Ampheno; Corp.                 COM    032095101         436     9,410    SH          SOLE             0    0     9,410
Apple Inc.                     COM    037833100       3,754    18,952    SH          SOLE             0    0    18,952
Bank Of America Corp           COM    060505104       2,083    50,482    SH          SOLE        20,987    0    29,495
Berkshire Hathaway Class B     COM    084670207         573       121    SH          SOLE             0    0       121
CBS Corp-Cl B                  COM    124857202         507    18,589    SH          SOLE        18,052    0       537
Caterpillar, Inc               COM    149123101         522     7,193    SH          SOLE         7,033    0       160
Chevron Corp                   COM    166764100       1,379    14,780    SH          SOLE        14,110    0       670
Cigna Corporation              COM    125509109         209     3,890    SH          SOLE         3,760    0       130
Cisco System Inc               COM    17275r102       9,865   364,431    SH          SOLE        21,738    0   342,693
Citigroup, Inc                 COM    172967101       8,240   279,891    SH          SOLE        16,178    0   263,713
Coach, Inc.                    COM    189754104         736    24,085    SH          SOLE             0    0    24,085
Coca Cola Co.                  COM    191216100       3,681    59,970    SH          SOLE         6,175    0    53,795
Computer Sciences Corp         COM    205363104         373     7,545    SH          SOLE         7,315    0       230
ConocoPhillips                 COM    20825c104         885    10,025    SH          SOLE         2,510    0     7,515
Costco Wholesale Corp          COM    22160k105         433     6,210    SH          SOLE         5,990    0       220
Danaher Corporation            COM    235851102       4,541    51,760    SH          SOLE             0    0    51,760
EMC Corporation                COM    268648102         212    11,455    SH          SOLE        11,100    0       355
Exelon Corp                    COM    30161n101         641     7,850    SH          SOLE         7,605    0       245
Exxon Mobil Corp               COM    30231g102       9,862   105,269    SH          SOLE        16,497    0    88,772
Fannie Mae                     COM    313586109         292     7,300    SH          SOLE             0    0     7,300
First Solar, Inc.              COM    336433107         242       905    SH          SOLE             0    0       905
Firstenergy Corp               COM    337932107         248     3,425    SH          SOLE         3,310    0       115
Fiserve, Inc.                  COM    337738108       1,808    32,585    SH          SOLE             0    0    32,585
Garmin, LTD                    COM    g37260109         446     4,595    SH          SOLE             0    0     4,595
Genentech, Inc.                COM    368710406         642     9,580    SH          SOLE             0    0     9,580
General Electric Co.           COM    369604103       2,346    63,284    SH          SOLE        14,925    0    48,359
Gilead Sciences                COM    375558103         385     8,375    SH          SOLE             0    0     8,375
Goldman Sachs                  COM    38141g104       4,953    23,030    SH          SOLE             0    0    23,030
Hewlett-Packard Co.            COM    428236103       1,351    26,754    SH          SOLE        17,154    0     9,600
Honeywell Intl Inc             COM    438516106         513     8,340    SH          SOLE         7,815    0       525
Illinois Tool Works            COM    452308109         317     5,920    SH          SOLE         5,735    0       185
Intel Corp                     COM    458140100       8,406   315,298    SH          SOLE        26,427    0   288,871
I B M                          COM    459200101       1,156    10,690    SH          SOLE         7,120    0     3,570
Introgen Therapeutics          COM    46119f107          70    23,800    SH          SOLE             0    0    23,800
JP Morgan Chase & Co.          COM    46625h100         593    13,580    SH          SOLE        13,220    0       360
Johnson & Johnson              COM    478160104      17,136   256,911    SH          SOLE         8,705    0   248,206
Laboratory Corp American Hldg  COM    50540r409         225     2,985    SH          SOLE         2,875    0       110
Lehman Brothers Holdings       COM    524908100         893    13,645    SH          SOLE             0    0    13,645
McDonalds Corp                 COM    580135101         740    12,555    SH          SOLE        12,250    0       305
Medis Technologies             COM    58500p107         421    27,275    SH          SOLE             0    0    27,275
Medtronic Inc                  COM    585055106       1,478    29,416    SH          SOLE         9,310    0    20,106
Metlife Inc                    COM    59156r108         651    10,565    SH          SOLE        10,320    0       245
Microchip Technology           COM    595017104         324    10,300    SH          SOLE             0    0    10,300
Microsoft Corp                 COM    594918104      14,526   408,055    SH          SOLE        27,309    0   380,746
Molson Coors Brewing Co-B      COM    60871r209         344     6,665    SH          SOLE         6,445    0       220
Morgan St Dean Witter Discover COM    617446448         397     7,475    SH          SOLE         7,305    0       170
Oracle Corporation             COM    68389x105         468    20,750    SH          SOLE             0    0    20,750
Pepsico Inc                    COM    713448108       1,731    22,803    SH          SOLE         7,860    0    14,943
Pfizer Inc                     COM    717081103       3,917   172,340    SH          SOLE        27,700    0   144,640
Procter & Gamble               COM    742718109       2,401    32,704    SH          SOLE         7,035    0    25,669
RF Micro Devices Inc           COM    749941100         112    19,645    SH          SOLE        19,645    0         0
Sabine Royalty Trust           COM    785688102         362     8,445    SH          SOLE             0    0     8,445
San Juan Basin Royalty Trust   COM    798241105         644    19,300    SH          SOLE             0    0    19,300
Schlumberger Ltd               COM    806857108       5,181    52,670    SH          SOLE         7,550    0    45,120
Sigma-Aldrich                  COM    826552101       1,429    26,178    SH          SOLE         5,780    0    20,398
Starbucks Corporation          COM    855244109         293    14,325    SH          SOLE             0    0    14,325
State Street Corporation       COM    857477103       1,270    15,642    SH          SOLE             0    0    15,642
Stericycle, Inc.               COM    858912108       4,607    77,560    SH          SOLE             0    0    77,560
Suncor Energy                  COM    867229106       4,753    43,710    SH          SOLE             0    0    43,710
Synovus Financial Corp         COM    87161c105      13,416   557,156    SH          SOLE       557,156    0         -
Target Corp                    COM    87612e106         487     9,740    SH          SOLE         9,490    0       250
Time Warner Inc                COM    887317105         229    13,895    SH          SOLE        13,505    0       390
Transocean, Inc.               COM    g90073100       4,016    28,056    SH          SOLE             0    0    28,056
US Bancorp (New)               COM    902973304         494    15,555    SH          SOLE        15,070    0       485
United Health Group Inc        COM    91324p102         742    12,745    SH          SOLE        12,440    0       305
United Parcel Service          COM    911312106         237     3,358    SH          SOLE         3,255    0       103
United Technologies            COM    913017109       2,015    26,325    SH          SOLE         7,960    0    18,365
Varian Medical                 COM    92220p105       5,002    95,895    SH          SOLE             0    0    95,895
Wellpoint Inc                  COM    94973v107         488     5,565    SH          SOLE         5,460    0       105
Wells Fargo Company            COM    949746101      11,853   392,604    SH          SOLE        16,190    0   376,414
Zimmer Holdings                COM    98956p102         756    11,425    SH          SOLE             0    0    11,425
                                                   ---------
Total Common Stock                                  195,483
                                                   ---------

ADR's
------
Canadian Natural Resources            136385101         310     4,240    SH          SOLE             0    0     4,240
Teva Pharmaceuticals                  881624209       4,195    90,260    SH          SOLE             0    0    90,260
Toyota Motors                         892331307         576     5,425    SH          SOLE             0    0     5,425
                                                   ---------
Total ADR's                                           5,081
                                                   ---------
GRAND TOTAL                                         200,564
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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   87
Form 13F Information Table Value Total:             $200,564



List of Other Included Managers:            NONE
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